LOANS AND LEASES	12 Months Ended
Dec. 31, 2010
LOANS AND LEASES
NOTE 9 - LOANS AND LEASES

Below we present our loans by type of loan at December 31, 2010 and 2009.

	12/31/2010	12/31/2009
Commercial	141,708	113,223
Industrial and other	132,670	104,505
Import financing	2,342	1,895
Export financing	6,696	6,823
Real estate loans	16,271	10,939
Leases, mainly vehicles	37,704	47,230
Public sector	1,138	1,611
Individuals	95,923	67,601
Overdraft	4,204	4,119
Consumer Finance operations, including vehicles	54,658	32,701
Credit card	37,061	30,781
Agricultural	5,425	5,132
TOTAL	298,169	245,736

a)	Impaired loans and leases

As of December 31, 2010 and 2009, the recorded investment in impaired loans amounted to R$ 14,256 and R$ 14,165, respectively, and our non-accrual loans and leases amounted to R$ 15,164 and R$ 15,499, respectively.

For the years ended December 31, 2010 and 2009 the recorded average investment in impaired loans amounted to approximately R$ 15,195 and R$ 10,895, respectively. As of December 31, 2010 and 2009, the investment recorded in impaired loans requiring an allowance for loan and lease losses based on individual analysis, per ASC 310-10-10-50 guidelines, was R$ 884 and R$ 1,845, and the related allowance for loan and lease losses was R$ 454 and R$ 737, respectively. During the year ended December 31, 2010 and 2009 interest income recognized on impaired loans totaled R$ 2,593 and R$ 560.

We do not recognize interest income during the period the loans are considered non-accrual. The interest income forgone on our non-accrual loans for 2010 and 2009 is R$ 3,440 and R$ 1,564, respectively.

The following table presents impaired loans by types of financial receivables for which the allowance is measured following the guidelines of ASC 310-10-50 and for which we measure the amount of the allowance following the criteria for "loans individually reviewed" as of December 31, 2010:

		12/31/2010
	Recorded Amount	Unpaid principal balance	Related Allowance for loan losses	Average book value	Recognized interest revenue

Corporate	884	871	454	1,371	50

Total	884	871	454	1,371	50

b) Analysis by age

The following table presents an age analysis of the past due loans as of December 31, 2010. We consider as past due those loans that are at least 1 day past due with respect to the contractual due date.

	12/31/2010
	Current and past due Up to 30 days	Past due from 31 to 60 days	Past due from 61 to 90 days (*)	Past due over 90 days	Total past due over 30 days	Total
Individuals	115,540	3,347	1,624	7,978	12,949	128,489
Credit Card	32,705	401	372	2,719	3,492	36,197
Personal Loans	21,045	525	336	2,112	2,973	24,018
Vehicles	54,044	2,331	872	3,007	6,210	60,254
Mortgage Loans	7,746	90	44	140	274	8,020

Corporate	76,363	55	44	122	221	76,584

Small and Medium Businesses	73,171	1,114	710	4,619	6,443	79,614

Foreign Loans Latin America	13,385	31	15	51	97	13,482

Total	278,459	4,547	2,393	12,770	19,710	298,169
(*) Loans in non-accrual status. There are no loans more than 60 days overdue that are in accrual status

c) Credit quality indicators

We present below the main indicators of credit quality of the loans and leases broken down by portfolio segments and by class of finance receivables.

We use two main indicators to monitor credit quality: (a) a classification based on the probability of default, and (b) a ratio of non-performing loans to total loans.

Credit quality indicator - Classification based on probability of default

The classification in the different categories of credit quality is made as follows and updated monthly:
•
Corporate segment: Classification is based on information such as economic and financial situation of the client, its ability to generate cash, the economic group to which it belongs, the current economic and financial position and prospects for economic activity sector in which it operates, the collateral offered and the ultimate purpose of the loans granted.

•
For the remaining segments and classes: Classification is given based on statistical models of Credit scoring and Behaviour. In certain exceptional circumstances initial and subsequent classification may be performed through individualized analysis which are submitted to the appropriate credit committee levels.

The credit quality indicator is determined considering the PD of each client and grouped in four categories.

Loan quality indicators

The table below shows the correlation between the levels of risk as measured by the PD and the indicators of credit quality disclosed

Internal Rating	PD
Strong	Lower than 4.44%
Satisfactory	From 4.44% up to 25.95%
Higher Risk	Higher than 25.95%

The table below shows the segregation of loans by class of finance receivables based on the credit quality indicators:

	12/31/2010
	Strong	Satisfactory	Higher Risk	Impaired	TOTAL
Individuals	66,639	43,116	10,270	8,464	128,489
Credit Card	16,157	14,153	3,144	2,743	36,197
Personal Loans	10,530	7,026	4,221	2,241	24,018
Vehicles	32,423	21,666	2,850	3,315	60,254
Mortgage Loans	7,529	271	55	165	8,020

Corporate	73,051	2,505	143	885	76,584

Small and Medium Businesses	47,918	17,029	9,811	4,856	79,614

Foreign Loans Latin America	13,431	-	-	51	13,482

Total	201,039	62,650	20,224	14,256	298,169
%	67.4%	21.0%	6.8%	4.8%	100.0%

Credit quality indicator – Ratio of non-performing loans to total loans

The table below includes the credit operations of the group that are considered “performing” and those that are considered “non-performing”. We define a loan as “non-performing” for purpose of this ratio when a loan is more than 60 days overdue.

	12/31/2010
	Performing	Non Performing	% NPL	Total
Individuals	118,886	9,603	7.5%	128,489
Credit Card	33,105	3,092	8.5%	36,197
Personal Loans	21,570	2,448	10.2%	24,018
Vehicles	56,375	3,879	6.4%	60,254
Mortgage Loans	7,836	184	2.3%	8,020

Corporate	76,418	166	0.2%	76,584

Small and Medium Businesses	74,285	5,329	6.7%	79,614

Foreign Loans Latin America	13,416	66	0.5%	13,482

Total	283,005	15,164	5.1%	298,169

d) Purchase and Sale of Loans

During the year ended December 31, 2010 we acquired loans amounting to R$ 4,918 in the Corporate segment. In the same period we sold R$ 1,092 of loans of the Corporate segment. We do not carry any loan as held for sale as of any date or for any of the periods presented.

None of the loans purchased presented credit quality deterioration as of the date of acquisition.

In connection with the business combination with Unibanco in 2009, we acquired certain loans that presented as of the date of acquisition deteriorated credit quality.
Purchased loans corresponding to the homogeneous loan portfolios were determined to be credit-impaired based on specific risk characteristics of the loan, including the product type, internal rating and past due status. We have aggregated these loans into pools with common risks characteristics. A pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

The table below seth foth information about these purchased credit-impaired loans at the acquisition date on February 18, 2009:

February 18, 2009
Contractually required payments (including interest)	4,116
Less: non-accretable difference	(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition	1,234
Less: Accretable yield	(144)
Fair value of loans acquired	1,090

We determine the fair value of purchased credit-impaired loans at the acquisition date, by discounting the cash flows expected to be collected at market observable discount rates.  In determining the cash flows  expected to be collected, we used assumptions regarding default rates and loss severities. The accretable yield represents the excess of cash flows expected to be collected over the carrying value of the impaired loans. This amount is accreted into interest income over the expected lives of the pools of loans. The table below sets forth the accretable yield activitiy for these loans in the years ended December 31, 2010 and 2009:

Balance as of January 1, 2009	-
Acquisition of Unibanco	144
Accretion into interest income	(80)
Balance as of December 31, 2009	64
Balance as of January 1, 2010	64
Accretion into interest income	(64)
Balance as of December 31, 2010	-

After the original acquisition we update the amount of loan principal and interest cash flows expected to be collected, incorporating assumptions regarding default rates, loss severities and other factors that are reflective of current market conditions. Probable decreases in expected loan principal cash flows trigger the recognition of impairment, which is measured as the present value of the expected principal loss plus any related foregone interest cash flows discounted at the pool interest rate. Impairments that occur after the acquisition date are recognized through the provision and allowance for loan losses.

Probable and significant increases in expected principal cash flows would first reverse any previously recorded allowance for loan losses; any remaining increases are recognized prospectively as interest income. Other changes in the timing of expected cash flows are recognized prospectively as adjustments to interest income. Since the timing and amounts of expected cash flows for these purchased credit-impaired loans are reasonably estimable, interest is being accreted and the loans are being reported as performing loans.

Charge-offs are not recorded on purchased credit-impaired loans until actual losses exceed the estimated losses that were recorded as purchase accounting adjustments at acquisition date. To date, no charge-offs have been recorded for these loans.